COMMITMENTS AND CONTINGENCIES (Details Textual) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY	Sep. 30, 2012 USD ($)	Sep. 30, 2012 Maximum [Member] CNY	Sep. 30, 2012 Minimum [Member] CNY	Sep. 30, 2012 Contingent Tax Liabilities [Member] CNY	Sep. 30, 2011 Contingent Tax Liabilities [Member] CNY
Operating Leases, Rent Expense	3,773	5,310	3,614
Income tax payable (note 18; note 21)	39,060	39,060		6,160			39,059	39,059
Contingent Tax Liabilities Range Of Tax Liabilities					64,218	39,059